Capital Lease Payable (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Capital Lease Payable [Abstract]
Costs included in brewing equipment		$ 480,060
Less: accumulated depreciation		(453,390)
Net book value		$ 26,670